Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency(a) 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(b)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	6,979,781	5,254,113
AIMCO CLO Ltd.(b),(c)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	4.659%	4,750,000	4,357,303
Aligned Data Centers Issuer LLC(b)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,321,713
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2019-1A Class AII
06/07/2049	4.723%	4,950,000	4,631,362
ARES L CLO Ltd.(b),(c)
Series 2018-50A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2032	4.412%	4,150,000	3,825,960
ARES LII CLO Ltd.(b),(c)
Series 2019-52A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 04/22/2031	4.859%	3,550,000	3,267,661
Ares XL CLO Ltd.(b),(c)
Series 2016-40A Class CRR
3-month USD LIBOR + 2.800% Floor 2.800% 01/15/2029	5.312%	6,400,000	5,695,693
Atrium IX(b),(c)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	4.543%	3,050,000	2,905,140
Bain Capital Credit CLO(b),(c)
Series 2019-2A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 10/17/2032	4.840%	4,400,000	3,981,459
BDS Ltd.(b),(c)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	4.693%	8,075,000	7,653,936
Blackbird Capital Aircraft(b)
Series 2021-1A Class A
07/15/2046	2.443%	5,455,807	4,402,112
Subordinated Series 2021-1A Class B
07/15/2046	3.446%	4,927,556	3,699,197
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Castlelake Aircraft Securitization Trust(b)
Series 2018-1 Class A
06/15/2043	4.125%		3,007,295	2,631,266
Castlelake Aircraft Structured Trust(b)
Series 2017-1R Class A
08/15/2041	2.741%		4,292,974	3,777,743
Clsec Holdings LLC
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,679,267	10,317,312
Cologix Canadian Issuer LP(b)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	6,896,217
Dewolf Park CLO Ltd.(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2030	4.362%		5,000,000	4,648,205
DI Issuer LLC(b)
Series 2021-1A Class A2
09/15/2051	3.722%		13,300,000	11,624,211
Dryden CLO Ltd.(b),(c)
Series 2019-72A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 05/15/2032	4.755%		4,550,000	4,156,612
Edgeconnex Data Centers Issuer LLC(b)
Series 2022-1 Class A2
03/25/2052	4.250%		5,836,579	5,594,598
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%		7,994,000	6,952,800
Goldentree Loan Management US CLO 4 Ltd.(b),(c)
Series 2019-4A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 04/24/2031	4.783%		7,785,000	7,172,951
Goodgreen(b),(d)
Series 2018-1A Class A
10/15/2053	3.930%		3,829,766	3,494,277
Goodgreen Trust(b)
Series 2021-1A Class A
10/15/2056	2.660%		3,209,725	2,811,346
Greystone CRE Notes Ltd.(b),(c)
Series 2019-FL2 Class C
1-month USD LIBOR + 2.000% Floor 2.000% 09/15/2037	4.818%		4,579,500	4,491,710
CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-FL2 Class D
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2037	5.218%	3,969,000	3,859,845
KKR CLO Ltd.(b),(c)
Series 2018 Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 07/18/2030	4.840%	3,525,000	3,263,279
KKR Static CLO I Ltd.(b),(c)
Series 2022-1A Class B
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2031	5.077%	3,625,000	3,542,480
Lunar Aircraft Ltd.(b)
Series 2020-1A Class A
02/15/2045	3.376%	6,066,136	4,903,180
Lunar Structured Aircraft Portfolio Notes(b)
Series 2021-1 Class A
10/15/2046	2.636%	7,876,049	6,504,154
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,904,695	2,330,787
MAPS Trust(b)
Series 2021-1A Class A
06/15/2046	2.521%	6,846,285	5,613,950
Nassau Ltd.(b),(c)
Series 2019-IA Class BR
3-month USD LIBOR + 2.600% Floor 2.600% 04/15/2031	5.112%	7,000,000	6,417,628
Navigator Aircraft ABS Ltd.(b),(d)
Series 2021-1 Class A
11/15/2046	2.771%	7,972,173	6,774,587
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	4.760%	5,250,000	4,904,791
Octagon Investment Partners XV Ltd.(b),(c)
Series 2013-1A Class CRR
3-month USD LIBOR + 2.000% Floor 2.000% 07/19/2030	4.738%	3,100,000	2,877,900
Palmer Square Loan Funding Ltd.(b),(c)
Series 2022-1A Class D
3-month USD LIBOR + 5.000% Floor 5.000% 04/15/2030	7.328%	4,700,000	3,954,199
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	2.988%	3,625,000	3,479,079
Series 2022-5A Class A2
3-month Term SOFR + 2.650% Floor 2.650% 01/15/2031	5.174%	2,400,000	2,371,973
PFP Ltd.(b),(c)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	4.968%	5,700,000	5,411,811
Pioneer Aircraft Finance Ltd.(b)
Series 2019-1 Class A
06/15/2044	3.967%	6,610,801	5,939,392
Ready Capital Mortgage Financing LLC(b),(c)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	5.334%	3,841,000	3,672,389
Rockford Tower CLO Ltd.(b),(c)
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	5.060%	5,125,000	4,720,238
SBA Tower Trust(b)
Series 2018 Class 1C
03/15/2023	3.448%	4,273,000	4,233,700
Sierra Timeshare Receivables Funding LLC(b)
Series 2019-2A Class C
05/20/2036	3.120%	1,583,351	1,510,488
Slam Ltd.(b)
Series 2021-1A Class A
06/15/2046	2.434%	5,111,936	4,192,680
START Ireland(b)
Series 2019-1 Class A
03/15/2044	4.089%	5,498,437	4,869,847
Stonepeak ABS(b)
Series 2021-1A Class AA
02/28/2033	2.301%	4,920,056	4,366,550
TCI-Symphony CLO Ltd.(b),(c)
Series 2016-1A Class CR2
3-month USD LIBOR + 2.150% Floor 2.150% 10/13/2032	4.605%	4,500,000	4,103,644
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	4.312%	6,700,000	6,118,755

2	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wellfleet CLO Ltd.(b),(c)
Series 2022-1A Class B1
3-month Term SOFR + 2.350% Floor 2.350% 04/15/2034	4.470%	3,250,000	3,143,722
Total Asset-Backed Securities — Non-Agency (Cost $272,356,929)			242,645,945

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

BBCMS Mortgage Trust(b),(c)
Subordinated Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	5.668%	8,236,000	7,705,986
BX Commercial Mortgage Trust(b),(c)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	5.218%	8,900,000	8,182,483
BX Commercial Mortgage Trust(b),(d)
Subordinated Series 2020-VIVA Class D
03/11/2044	3.667%	6,750,000	5,024,024
BX Trust(b)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	2,854,497
BXMT Ltd.(b),(d)
Subordinated Series 2020-FL2 Class D
02/15/2038	4.890%	7,034,000	6,767,267
ELP Commercial Mortgage Trust(b),(c)
Subordinated Series 2021-ELP Class E
1-month USD LIBOR + 2.118% Floor 2.118% 11/15/2038	4.936%	10,484,000	9,774,842
FirstKey Homes Trust(b)
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	8,000,000	7,185,543
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	7,400,000	6,211,303
One Market Plaza Trust(b)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	5,142,354
Tricon American Homes(b)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	6,491,629
Tricon American Homes LLC(b)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	6,176,500
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(b)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,193,631
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $87,886,277)			77,710,059

Corporate Bonds & Notes 27.6%

Aerospace & Defense 0.3%
Raytheon Technologies Corp.
07/01/2050	3.125%	1,250,000	838,845
TransDigm, Inc.
01/15/2029	4.625%	2,085,000	1,683,472
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,345,140
Total			5,867,457
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,660,879
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	4,938,308	4,640,843
British Airways Pass-Through Trust(b)
03/15/2035	2.900%	826,933	671,658
Delta Air Lines, Inc./SkyMiles IP Ltd.(b)
10/20/2028	4.750%	2,577,000	2,401,194
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	1,709,012	1,572,776
Total			9,286,471
Automotive 0.6%
Aptiv PLC
12/01/2051	3.100%	1,940,000	1,085,592
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	3,755,228
General Motors Co.
04/01/2038	5.150%	1,303,000	1,055,368
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,217,148
10/15/2028	2.400%	2,032,000	1,608,595
Total			12,721,931
Banking 6.4%
Banco Santander SA
08/18/2027	5.294%	872,000	823,845

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA(e)
09/14/2027	1.722%	2,600,000	2,158,264
03/24/2028	4.175%	1,000,000	904,791
Bank of America Corp.(e)
07/22/2027	1.734%	7,060,000	6,056,632
12/20/2028	3.419%	7,135,000	6,329,113
10/22/2030	2.884%	4,902,000	4,023,626
04/27/2033	4.571%	7,190,000	6,452,163
Subordinated
09/21/2036	2.482%	2,225,000	1,609,779
Bank of Ireland Group PLC(b),(e)
09/30/2027	2.029%	1,910,000	1,576,039
Citigroup, Inc.(e)
02/24/2028	3.070%	5,936,000	5,291,821
07/24/2028	3.668%	1,355,000	1,224,365
10/27/2028	3.520%	4,244,000	3,794,506
03/17/2033	3.785%	1,190,000	998,210
Commonwealth Bank of Australia(b),(e)
Subordinated
09/12/2034	3.610%	2,925,000	2,430,597
Deutsche Bank AG(e)
Subordinated
05/24/2028	4.296%	6,286,000	5,624,665
Fifth Third Bancorp(e)
04/25/2028	4.055%	1,300,000	1,216,877
FNB Corp.
02/24/2023	2.200%	3,670,000	3,618,725
Goldman Sachs Group, Inc. (The)(e)
01/24/2025	1.757%	4,350,000	4,134,840
10/21/2027	1.948%	4,381,000	3,743,441
02/24/2028	2.640%	4,325,000	3,756,896
04/23/2029	3.814%	649,000	577,047
02/24/2033	3.102%	1,130,000	897,680
HSBC Holdings PLC(e)
05/24/2032	2.804%	1,755,000	1,290,356
08/11/2033	5.402%	3,015,000	2,669,089
Huntington Bancshares, Inc.(e)
08/04/2028	4.443%	1,895,000	1,787,258
JPMorgan Chase & Co.(e)
04/22/2027	1.578%	2,170,000	1,875,795
02/24/2028	2.947%	6,538,000	5,793,950
06/01/2029	2.069%	5,700,000	4,627,439
04/22/2031	2.522%	5,737,000	4,534,011
Mitsubishi UFJ Financial Group, Inc.(e)
09/13/2028	5.354%	3,410,000	3,324,281
Morgan Stanley(e)
01/25/2024	0.529%	8,081,000	7,950,957
10/21/2025	1.164%	4,786,000	4,361,438
02/18/2026	2.630%	5,368,000	5,001,111
01/22/2031	2.699%	3,455,000	2,797,033
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/20/2032	2.511%	8,335,000	6,379,913
Subordinated
09/16/2036	2.484%	1,036,000	742,366
National Australia Bank Ltd.(b)
Subordinated
08/21/2030	2.332%	1,736,000	1,297,100
PNC Financial Services Group, Inc. (The)(e)
12/31/2049	3.400%	2,304,000	1,729,151
Subordinated
06/06/2033	4.626%	2,637,000	2,361,140
State Street Corp.(e)
08/04/2033	4.164%	1,915,000	1,731,524
Toronto-Dominion Bank (The)
09/10/2031	2.000%	1,897,000	1,419,350
01/12/2032	2.450%	1,415,000	1,091,841
06/08/2032	4.456%	1,094,000	998,266
Truist Financial Corp.(e)
06/06/2028	4.123%	984,000	924,070
UBS Group AG(b),(e)
08/10/2027	1.494%	4,792,000	4,025,626
05/12/2028	4.751%	479,000	449,600
Wells Fargo & Co.(e)
08/15/2026	4.540%	1,490,000	1,442,791
03/02/2033	3.350%	1,458,000	1,184,988
04/30/2041	3.068%	3,995,000	2,747,121
04/25/2053	4.611%	1,100,000	893,585
Total			142,675,072
Building Materials 0.5%
Builders FirstSource, Inc.(b)
03/01/2030	5.000%	5,888,000	5,003,708
Eagle Materials, Inc.
07/01/2031	2.500%	2,119,000	1,546,258
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	1,100,000	759,161
Martin Marietta Materials, Inc.
07/15/2031	2.400%	1,240,000	962,465
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,646,000	2,023,101
Total			10,294,693
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	1,620,000	1,195,402
Comcast Corp.
06/15/2035	5.650%	439,000	439,437
11/15/2035	6.500%	810,000	865,805
04/01/2040	3.750%	3,035,000	2,383,458
11/01/2056	2.937%	1,940,000	1,158,160

4	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(b)
12/01/2026	5.250%	1,290,000	1,064,726
Time Warner Cable LLC
09/15/2042	4.500%	3,140,000	2,176,962
VTR Finance NV(b)
07/15/2028	6.375%	3,866,000	2,136,372
Total			11,420,322
Chemicals 0.3%
Albemarle Corp.
06/01/2027	4.650%	2,931,000	2,803,271
CF Industries, Inc.
03/15/2034	5.150%	2,050,000	1,855,873
06/01/2043	4.950%	1,480,000	1,193,933
Total			5,853,077
Construction Machinery 0.2%
Ashtead Capital, Inc.(b)
08/11/2032	5.500%	692,000	641,346
John Deere Capital Corp.
09/15/2032	4.350%	3,110,000	2,956,824
Total			3,598,170
Consumer Cyclical Services 0.1%
Block Financial LLC
08/15/2030	3.875%	2,991,000	2,552,616
Consumer Products 0.3%
Clorox Co. (The)
05/01/2032	4.600%	4,440,000	4,162,688
GSK Consumer Healthcare Capital US LLC(b)
03/24/2052	4.000%	1,150,000	847,060
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	2,336,000	1,709,531
Total			6,719,279
Diversified Manufacturing 0.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	4,583,000	4,111,126
Wabtec Corp.(e)
09/15/2028	4.950%	3,442,000	3,200,132
Total			7,311,258
Electric 2.5%
AEP Texas, Inc.
07/01/2030	2.100%	2,760,000	2,152,575
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,563,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ameren Illinois Co.
09/01/2032	3.850%	1,195,000	1,077,907
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,294,861
06/01/2052	4.550%	867,000	746,955
CenterPoint Energy Houston Electric LLC
10/01/2032	4.450%	2,520,000	2,394,489
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,535,979
Commonwealth Edison Co.
11/15/2049	3.200%	2,730,000	1,878,907
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,668,835
08/15/2052	4.850%	1,470,000	1,255,094
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	860,829
Duke Energy Corp.
06/15/2031	2.550%	1,160,000	908,240
08/15/2052	5.000%	1,540,000	1,315,424
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,441,934
11/15/2042	3.850%	340,000	264,560
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,568,368
Entergy Arkansas LLC
06/15/2051	2.650%	1,410,000	853,074
Entergy Louisiana LLC
09/15/2052	4.750%	585,000	509,806
Exelon Corp.
04/15/2046	4.450%	905,000	740,598
Exelon Corp.(b)
03/15/2052	4.100%	513,000	396,751
FEL Energy VI Sarl(b)
12/01/2040	5.750%	4,426,874	3,034,037
Florida Power & Light Co.
02/03/2032	2.450%	1,443,000	1,173,694
02/01/2042	4.125%	1,840,000	1,540,376
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,726,944
NextEra Energy Capital Holdings, Inc.
07/15/2032	5.000%	2,265,000	2,165,083
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,179,428
NRG Energy, Inc.(b)
12/02/2025	2.000%	5,835,000	5,152,945
02/15/2032	3.875%	1,567,000	1,225,171

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,090,000	746,518
PacifiCorp
03/15/2051	3.300%	2,070,000	1,445,231
PECO Energy Co.
08/15/2052	4.375%	2,270,000	1,935,059
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,753,000	1,493,326
Union Electric Co.
04/01/2052	3.900%	1,456,000	1,145,093
WEC Energy Group, Inc.
10/15/2027	1.375%	3,690,000	3,037,912
Xcel Energy, Inc.
06/01/2030	3.400%	2,445,000	2,127,943
06/01/2032	4.600%	869,000	805,989
Total			56,363,615
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	2,501,000	2,098,725
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2024	1.650%	873,000	797,278
10/29/2028	3.000%	1,768,000	1,425,401
Air Lease Corp.(e)
12/31/2049	4.125%	4,480,000	3,120,346
Aircastle Ltd.(b)
08/11/2025	5.250%	2,396,000	2,257,002
Aircastle Ltd.(b),(e)
12/31/2049	5.250%	5,910,000	4,459,394
Avolon Holdings Funding Ltd.(b)
05/01/2026	4.375%	288,000	258,468
FS KKR Capital Corp.(b)
02/14/2025	4.250%	782,000	729,604
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	930,788
Owl Rock Capital Corp.
07/15/2026	3.400%	431,000	370,640
OWL Rock Core Income Corp.
09/23/2026	3.125%	1,310,000	1,100,541
Total			15,449,462
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,685,000	4,060,436
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,415,000	4,307,512
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JDE Peet’s NV(b)
09/24/2031	2.250%	3,195,000	2,343,814
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	1,075,000	946,005
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,499,000	2,170,526
PepsiCo, Inc.
07/18/2032	3.900%	873,000	807,657
Sysco Corp.
07/15/2026	3.300%	1,320,000	1,235,221
04/01/2030	5.950%	3,983,000	4,031,674
United Natural Foods, Inc.(b)
10/15/2028	6.750%	3,140,000	2,884,878
US Foods, Inc.(b)
02/15/2029	4.750%	3,500,000	2,995,878
06/01/2030	4.625%	3,862,000	3,203,181
Total			28,986,782
Gaming 0.8%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,616,000	1,239,681
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,485,000	2,376,239
International Game Technology PLC(b)
01/15/2029	5.250%	6,160,000	5,470,113
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	2,108,000	1,623,329
Scientific Games International, Inc.(b)
11/15/2029	7.250%	3,281,000	3,053,872
VICI Properties LP/Note Co., Inc.(b)
08/15/2030	4.125%	4,620,000	3,856,476
Total			17,619,710
Health Care 1.0%
Baxter International, Inc.
02/01/2027	1.915%	3,375,000	2,928,871
02/01/2032	2.539%	3,270,000	2,543,659
Becton Dickinson and Co.
08/22/2032	4.298%	1,000,000	913,652
CVS Health Corp.
03/25/2038	4.780%	1,955,000	1,713,416
03/25/2048	5.050%	1,305,000	1,148,835
Danaher Corp.
12/10/2051	2.800%	2,110,000	1,345,484
HCA, Inc.
07/15/2031	2.375%	1,565,000	1,159,499
Illumina, Inc.
03/23/2031	2.550%	3,007,000	2,302,054

6	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,040,699
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,297,544
Universal Health Services, Inc.(b)
09/01/2026	1.650%	3,813,000	3,194,805
10/15/2030	2.650%	4,480,000	3,308,820
Total			22,897,338
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,204,411
02/15/2030	3.375%	3,474,000	2,840,124
Humana, Inc.
02/03/2032	2.150%	2,730,000	2,074,958
Total			8,119,493
Home Construction 0.2%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,695,111
KB Home
11/15/2029	4.800%	2,605,000	2,103,440
Total			4,798,551
Independent Energy 0.9%
Aker BP ASA(b)
01/15/2030	3.750%	3,030,000	2,575,322
01/15/2031	4.000%	1,280,000	1,088,995
Antero Resources Corp.(b)
02/01/2029	7.625%	1,693,000	1,693,188
Continental Resources, Inc.(b)
11/15/2026	2.268%	2,040,000	1,743,411
04/01/2032	2.875%	1,436,000	1,049,099
EQT Corp.(f)
04/01/2028	5.700%	2,148,000	2,109,372
Geopark Ltd.(b)
01/17/2027	5.500%	2,250,000	1,766,891
MEG Energy Corp.(b)
02/01/2029	5.875%	4,635,000	4,156,289
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,262,074
Total			20,444,641
Integrated Energy 0.2%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,230,099
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,476,070
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
11/07/2029	2.375%	2,170,000	1,824,457
Total			4,530,626
Leisure 0.0%
Carnival Corp.(b)
03/01/2027	5.750%	1,370,000	960,593
Life Insurance 0.4%
Athene Global Funding(b)
08/19/2028	1.985%	2,196,000	1,735,761
Corebridge Financial, Inc.(b),(e)
12/15/2052	6.875%	1,970,000	1,808,544
CoreBridge Financial, Inc.(b)
04/05/2029	3.850%	712,000	628,964
Sammons Financial Group, Inc.(b)
04/08/2032	4.750%	1,055,000	857,125
SBL Holdings, Inc.(b)
11/13/2026	5.125%	2,018,000	1,843,249
SBL Holdings, Inc.(b),(e)
12/31/2049	6.500%	2,941,000	2,201,209
Total			9,074,852
Lodging 0.0%
Marriott International, Inc.
10/15/2032	3.500%	1,437,000	1,156,035
Media and Entertainment 0.7%
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	3,640,000	2,853,786
Magallanes, Inc.(b)
03/15/2027	3.755%	1,551,000	1,392,076
03/15/2042	5.050%	2,338,000	1,749,980
03/15/2052	5.141%	1,075,000	781,157
Meta Platforms, Inc.(b)
08/15/2032	3.850%	1,478,000	1,302,256
Netflix, Inc.
04/15/2028	4.875%	3,258,000	3,051,781
11/15/2028	5.875%	2,225,000	2,161,125
Viacom, Inc.
03/15/2043	4.375%	970,000	648,642
ViacomCBS, Inc.
01/15/2031	4.950%	1,185,000	1,045,578
Total			14,986,381
Metals and Mining 0.3%
Glencore Funding LLC(b)
09/23/2031	2.625%	2,975,000	2,231,980

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minera Mexico SA de CV(b)
01/26/2050	4.500%	668,000	463,797
Nucor Corp.
04/01/2032	3.125%	1,255,000	1,028,919
South32 Treasury Ltd.(b)
04/14/2032	4.350%	2,125,000	1,818,345
Teck Resources Ltd.
07/15/2041	6.250%	745,000	679,872
Total			6,222,913
Midstream 1.0%
Enbridge, Inc.
08/01/2051	3.400%	800,000	538,952
Energy Transfer Operating LP
04/15/2029	5.250%	4,110,000	3,876,518
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,578,161
Enterprise Products Operating LLC
03/15/2044	4.850%	2,795,000	2,336,251
02/15/2053	3.300%	1,473,000	963,988
Galaxy Pipeline Assets Bidco Ltd.(b)
09/30/2040	2.940%	5,895,660	4,487,698
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,736,000	1,661,339
MPLX LP
08/15/2030	2.650%	2,000,000	1,572,232
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	3,455,000	3,449,122
Venture Global Calcasieu Pass LLC(b)
11/01/2033	3.875%	1,949,000	1,543,294
Total			22,007,555
Natural Gas 0.3%
Infraestructura Energetica Nova SAB de CV(b)
01/15/2051	4.750%	3,400,000	2,302,484
Sempra Energy
06/15/2027	3.250%	3,200,000	2,917,978
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	2,835,000	2,098,185
Total			7,318,647
Office REIT 0.0%
Corporate Office Properties LP
01/15/2029	2.000%	1,392,000	1,050,010
Oil Field Services 0.2%
Helmerich & Payne, Inc.
09/29/2031	2.900%	3,232,000	2,525,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schlumberger Investment SA
06/26/2030	2.650%	2,090,000	1,739,692
Total			4,265,187
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,298,638
Other REIT 0.5%
Broadstone Net Lease LLC
09/15/2031	2.600%	1,167,000	858,012
EPR Properties
12/15/2026	4.750%	1,408,000	1,250,136
04/15/2028	4.950%	2,807,000	2,412,661
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%	4,149,000	3,109,094
Rexford Industrial Realty LP
09/01/2031	2.150%	2,987,000	2,237,796
Safehold Operating Partnership LP
01/15/2032	2.850%	3,257,000	2,417,238
Total			12,284,937
Other Utility 0.2%
American Water Capital Corp.
06/01/2032	4.450%	3,070,000	2,854,085
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,116,578
Total			4,970,663
Packaging 0.1%
Sonoco Products Co.
02/01/2027	2.250%	2,795,000	2,468,688
Paper 0.1%
Georgia-Pacific LLC(b)
04/30/2027	2.100%	3,105,000	2,750,904
Pharmaceuticals 0.9%
AbbVie, Inc.
11/21/2029	3.200%	2,885,000	2,531,305
11/06/2042	4.400%	4,700,000	3,902,078
Amgen, Inc.
08/18/2029	4.050%	4,715,000	4,339,893
Bristol Myers Squibb Co.
03/15/2032	2.950%	2,680,000	2,300,595
11/13/2050	2.550%	1,968,000	1,216,344
CSL Finance PLC(b)
04/27/2032	4.250%	1,600,000	1,458,377
Merck & Co., Inc.
06/10/2027	1.700%	2,175,000	1,902,602

8	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(b)
12/13/2051	2.607%	2,850,000	1,851,716
Viatris, Inc.
06/22/2050	4.000%	888,000	530,610
Total			20,033,520
Property & Casualty 0.2%
Alleghany Corp.
08/15/2051	3.250%	2,560,000	1,727,430
American International Group, Inc.
05/01/2036	6.250%	2,600,000	2,711,346
Total			4,438,776
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,669,518
09/15/2051	3.300%	1,325,000	938,759
CSX Corp.
11/15/2032	4.100%	1,790,000	1,624,538
Norfolk Southern Corp.
06/01/2053	4.550%	1,290,000	1,093,904
Union Pacific Corp.
08/15/2039	3.550%	3,225,000	2,556,261
Total			7,882,980
Retail REIT 0.2%
Essential Properties LP
07/15/2031	2.950%	2,176,000	1,589,850
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,459,871
Phillips Edison Grocery Center Operating Partnership I LP
11/15/2031	2.625%	1,450,000	1,053,544
Total			4,103,265
Retailers 1.0%
Amazon.com, Inc.
04/13/2032	3.600%	3,590,000	3,260,503
Dick’s Sporting Goods, Inc.
01/15/2032	3.150%	3,139,000	2,391,644
Home Depot, Inc. (The)
06/15/2047	3.900%	4,608,000	3,667,716
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	3,902,012
04/01/2052	4.250%	4,490,000	3,419,149
Magic MergeCo, Inc.(b)
05/01/2028	5.250%	1,410,000	990,504
O’Reilly Automotive, Inc.
06/15/2032	4.700%	1,687,000	1,581,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp.
09/15/2032	4.500%	2,679,000	2,552,384
11/15/2047	3.900%	192,000	154,911
Total			21,919,952
Technology 0.8%
Apple, Inc.
08/08/2029	3.250%	4,295,000	3,926,241
Broadcom, Inc.(b)
04/15/2029	4.000%	1,690,000	1,489,790
05/15/2037	4.926%	1,933,000	1,599,120
Dell International LLC/EMC Corp.
07/15/2036	8.100%	791,000	839,048
Fidelity National Information Services, Inc.
07/15/2032	5.100%	953,000	897,636
Fiserv, Inc.
06/01/2030	2.650%	2,505,000	2,030,633
Intel Corp.
08/05/2052	4.900%	1,485,000	1,310,560
08/12/2061	3.200%	2,753,000	1,706,376
Moody’s Corp.
08/18/2060	2.550%	1,825,000	985,128
Oracle Corp.
05/15/2035	3.900%	1,110,000	850,921
07/15/2036	3.850%	836,000	625,902
04/01/2040	3.600%	2,325,000	1,576,654
Qorvo, Inc.
10/15/2029	4.375%	1,245,000	1,066,612
Total			18,904,621
Transportation Services 0.1%
GXO Logistics, Inc.
07/15/2031	2.650%	2,318,000	1,635,005
Wireless 1.0%
American Tower Corp.
03/15/2029	3.950%	2,415,000	2,159,230
Sprint Corp.
02/15/2025	7.625%	5,325,000	5,476,009
T-Mobile US, Inc.
02/01/2028	4.750%	5,258,000	4,970,322
04/15/2029	3.375%	4,270,000	3,687,838
04/15/2031	3.500%	2,520,000	2,126,673
01/15/2053	5.650%	1,460,000	1,381,712
Vodafone Group PLC(e)
06/04/2081	4.125%	3,030,000	2,104,488
Total			21,906,272

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.1%
AT&T, Inc.
03/01/2029	4.350%	5,012,000	4,686,750
05/15/2035	4.500%	3,106,000	2,688,890
08/15/2037	4.900%	2,410,000	2,130,065
03/09/2049	4.550%	3,074,000	2,453,305
09/15/2055	3.550%	1,213,000	796,551
Level 3 Financing, Inc.(b)
09/15/2027	4.625%	2,284,000	1,900,825
Telecom Italia Capital SA
11/15/2033	6.375%	3,600,000	2,832,633
Telefonica Emisiones SAU
03/06/2048	4.895%	1,750,000	1,291,868
Verizon Communications, Inc.
09/21/2028	4.329%	2,301,000	2,166,734
01/15/2036	4.272%	3,655,000	3,127,696
Total			24,075,317
Total Corporate Bonds & Notes (Cost $738,161,848)			617,985,879

Foreign Government Obligations(g) 1.3%

Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	4,500,000	3,311,182
Jordan 0.1%
Jordan Government International Bond(b)
01/15/2028	7.750%	3,414,000	3,229,441
Mexico 0.3%
Petroleos Mexicanos
01/30/2023	3.500%	1,259,000	1,240,547
03/13/2027	6.500%	5,875,000	4,922,404
Total			6,162,951
Norway 0.1%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,139,238
Panama 0.0%
Panama Government International Bond
01/26/2036	6.700%	1,000,000	978,712
Qatar 0.1%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%	1,900,000	1,569,484
Saudi Arabia 0.3%
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%	7,000,000	5,895,571
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,600,000	1,376,155
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(b)
04/29/2028	2.000%	2,240,000	1,893,505
United States 0.1%
Antares Holdings LP(b)
01/15/2027	2.750%	1,876,000	1,492,750
DAE Funding LLC(b)
08/01/2024	1.550%	1,233,000	1,126,882
Total			2,619,632
Total Foreign Government Obligations (Cost $33,232,984)			28,175,871

Municipal Bonds 1.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,541,038
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	544,857
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	2,185,000	1,456,893
Total			3,542,788
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,666,585
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,044,057
Total			2,710,642

10	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	645,000	642,790
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	672,691
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	985,649
Total			2,301,130
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	984,666
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,129,165
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	910,000	875,874
Total			2,005,039
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,915,230
Refunded / Escrowed 0.0%
City of Chicago
Prerefunded 01/01/23 Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	95,000	95,672
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,306,149
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,739,421
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	927,561
Total			2,666,982
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,137,380
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,530,999
Total			4,668,379
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	4,123,318
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,181,924
Total			6,305,242
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,642,316

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	1,732,621
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,462,966
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,676,220
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,559,878
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,917,661
Total			6,616,725
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,167,628
Total Municipal Bonds (Cost $49,383,030)			42,661,209

Residential Mortgage-Backed Securities - Agency 18.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
12-month USD LIBOR + 1.868% Cap 10.037% 07/01/2036	3.086%	686,101	695,602
1-year CMT + 2.135% Cap 10.642% 10/01/2036	3.199%	520,311	533,049
1-year CMT + 2.256% Cap 10.177% 04/01/2037	3.007%	602,967	613,740
12-month USD LIBOR + 1.873% Cap 9.080% 07/01/2041	3.601%	247,051	251,456
12-month USD LIBOR + 1.650% Cap 7.142% 12/01/2042	1.900%	363,289	362,076
Federal Home Loan Mortgage Corp.
02/01/2038	6.000%	298,310	313,769
03/01/2042- 01/01/2052	2.500%	32,753,229	27,772,137
01/01/2050- 12/01/2051	3.000%	38,157,652	33,495,811
05/01/2050- 05/01/2052	3.500%	20,397,325	18,506,918
08/01/2051	2.000%	10,738,712	8,729,797
08/01/2051- 05/01/2052	4.000%	22,635,728	21,074,154
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	658,980	692,898
03/01/2034- 04/01/2052	3.500%	23,051,976	21,149,083
06/01/2036- 03/01/2052	2.000%	38,778,410	32,873,656
04/01/2039- 07/01/2052	4.500%	10,090,595	9,759,159
05/01/2039	6.500%	170,210	181,700
08/01/2041- 11/01/2059	4.000%	51,223,881	47,814,468
03/01/2042- 03/01/2052	2.500%	41,892,143	35,537,953
05/01/2050- 06/01/2052	3.000%	44,421,183	39,056,337
Federal National Mortgage Association(c)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.127% 06/01/2035	3.181%	245,355	250,396
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.173% 06/01/2035	3.210%	857,338	874,957
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.282% 06/01/2035	3.249%	343,200	350,281
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.064% 06/01/2035	3.285%	332,541	339,448

12	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1-year CMT + 2.154% Floor 2.154%, Cap 9.617% 03/01/2038	3.509%	807,244	826,048
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.184% 03/01/2047	3.184%	1,040,972	996,750
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.115% 04/01/2047	3.115%	864,576	829,191
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	3.384%	386,207	384,124
Federal National Mortgage Association(h)
08/01/2052	5.000%	19,829,051	19,368,279
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	7,188,545	7,095,929
03/15/2040	5.000%	462,617	468,266
07/15/2040- 11/20/2040	4.000%	1,066,677	1,017,122
04/20/2042- 06/20/2051	3.500%	10,841,567	10,027,230
10/20/2050	2.000%	31,029,219	26,048,788
11/20/2050- 09/20/2051	2.500%	20,155,175	17,280,160
Government National Mortgage Association(h)
04/20/2050- 07/20/2050	3.000%	20,316,879	18,093,728
Total Residential Mortgage-Backed Securities - Agency (Cost $438,470,159)			403,664,460

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Angel Oak Mortgage Trust(b),(d)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,610,218
Arroyo Mortgage Trust(b),(d)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	6,014,341
Arroyo Mortgage Trust(b)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,715,937
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	2.460%	688,965	667,950
Bellemeade Re Ltd.(b),(c)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	6.434%	2,480,194	2,480,261
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	5.984%	5,726,300	5,704,776
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	5.034%	1,590,000	1,570,887
CMO Series 2021-3A Class M1B
30-day Average SOFR + 1.400% Floor 1.400% 09/25/2031	3.681%	9,575,000	9,159,921
CHNGE Mortgage Trust(b),(d)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	4,984,067	4,861,488
Citigroup Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.139%	4,715,209	4,405,188
Credit Suisse Mortgage Capital Certificates(b),(d)
Subordinated CMO Series 2020-SPT1 Class B2
04/25/2065	3.388%	8,000,000	7,664,673
Credit Suisse Mortgage Capital Trust(b),(d)
Subordinated CMO Series 2019-AFC1 Class B1
07/25/2049	4.065%	5,775,000	4,637,666
Credit Suisse Mortgage Trust(b),(d)
CMO Series 2021-NQM8 Class M1
10/25/2066	3.256%	2,200,000	1,462,834
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	5,299,399
Eagle Re Ltd.(b),(c)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	7.084%	3,000,000	3,021,518
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	6.084%	8,130,000	8,060,839
Ellington Financial Mortgage Trust(b),(d)
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.137%	4,962,000	4,466,973
Fannie Mae Connecticut Avenue Securities(c)
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	5.684%	1,080,333	1,077,394
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% Floor 4.900% 11/25/2024	7.984%	1,122,966	1,160,525

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	7.084%	666,965	677,101
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	8.784%	3,677,146	3,807,227
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% Floor 6.750% 08/25/2028	9.834%	1,614,737	1,704,820
Fannie Mae Connecticut Avenue Securities(b),(c)
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300% Floor 4.300% 02/25/2025	7.384%	220,689	224,802
Federal Home Loan Mortgage Corp. STACR REMIC Trust(b),(c)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	6.234%	130,372	130,520
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	6.184%	1,768,931	1,792,795
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	6.684%	107,072	107,139
Home Re Ltd.(b),(c)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	6.084%	6,830,748	6,762,455
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	5.131%	2,550,000	2,545,061
Homeward Opportunities Fund I Trust(b),(d)
CMO Series 2020-2 Class B3
05/25/2065	5.495%	7,075,000	6,744,644
JPMorgan Mortgage Trust(d)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.167%	186,170	170,013
CMO Series 2006-A4 Class 3A1
06/25/2036	3.275%	921,726	681,495
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	1,924,930	1,893,635
JPMorgan Mortgage Trust(b),(d)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.418%	6,525,743	5,549,722
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Wealth Management(b),(c)
CMO Series 2021-CL1 Class M4
30-day Average SOFR + 2.750% 03/25/2051	5.031%	1,048,971	978,250
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 3A7
11/21/2034	3.819%	341,845	323,031
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2005-A2 Class A2
02/25/2035	2.766%	673,553	616,674
Oaktown Re V Ltd.(b),(c)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	6.684%	1,333,574	1,336,730
PRKCM Trust(b),(d)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,558,545
Radnor Re Ltd.(b),(c)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 3.800% 03/25/2028	6.884%	3,000,000	2,961,026
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	4.131%	3,808,640	3,771,045
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	5.883%	3,088,000	2,918,045
Residential Mortgage Loan Trust(b),(d)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,200,626
Seasoned Credit Risk Transfer Trust(b)
CMO Series 2021-1 Class M
09/25/2060	4.250%	3,467,000	2,923,116
STACR Trust(b),(c)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	4.734%	455,795	454,862
Starwood Mortgage Residential Trust(b)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	4,968,037
Starwood Mortgage Residential Trust(b),(d)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	3,801,801
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-8 Class 2A1
07/25/2034	3.644%	630,162	616,037

14	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(b)
CMO Series 2021-R1 Class M1
10/25/2063	2.338%	3,030,000	2,607,680
Verus Securitization Trust(b),(d)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	4,575,000	4,456,945
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	4,798,774
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	4,734,307
Vista Point Securitization Trust(b),(d)
Subordinated CMO Series 2020-2 Class B1
04/25/2065	4.900%	2,000,000	1,892,292
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	89,407	86,068
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	154,223	138,869
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $178,376,053)			164,976,977

U.S. Treasury Obligations 25.8%

U.S. Treasury(i)
02/15/2025	1.500%	28,000,000	26,245,625
11/15/2048	3.375%	13,000,000	11,827,969
U.S. Treasury
03/15/2025	1.750%	40,000,000	37,656,250
09/15/2025	3.500%	10,000,000	9,796,875
09/30/2025	3.000%	25,000,000	24,128,906
03/31/2027	2.500%	3,000,000	2,802,188
04/30/2027	2.750%	49,000,000	46,247,578
05/31/2027	2.625%	59,000,000	55,386,250
06/30/2027	3.250%	30,000,000	28,917,187
04/30/2029	2.875%	56,000,000	52,290,000
06/30/2029	3.250%	31,000,000	29,638,906
07/31/2029	2.625%	5,000,000	4,595,313
08/31/2029	3.125%	12,000,000	11,392,500
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2032	2.875%	40,000,000	37,006,250
02/15/2039	3.500%	5,500,000	5,232,734
08/15/2040	1.125%	2,000,000	1,238,438
11/15/2040	1.375%	3,000,000	1,938,750
02/15/2041	1.875%	7,000,000	4,957,969
05/15/2041	2.250%	9,000,000	6,802,031
08/15/2041	3.750%	2,000,000	1,916,250
11/15/2041	2.000%	2,500,000	1,789,063
11/15/2041	3.125%	6,400,000	5,566,000
02/15/2042	2.375%	12,000,000	9,195,000
05/15/2042	3.000%	15,000,000	12,754,687
05/15/2042	3.250%	29,000,000	25,732,969
08/15/2042	3.375%	41,000,000	37,143,437
11/15/2043	3.750%	3,000,000	2,847,188
02/15/2044	3.625%	900,000	835,594
11/15/2044	3.000%	15,000,000	12,520,312
11/15/2047	2.750%	3,000,000	2,398,125
05/15/2049	2.875%	7,000,000	5,831,875
08/15/2049	2.250%	14,100,000	10,308,422
11/15/2049	2.375%	14,000,000	10,532,813
02/15/2051	1.875%	5,500,000	3,639,453
05/15/2051	2.375%	6,500,000	4,860,781
08/15/2051	2.000%	14,000,000	9,557,188
11/15/2051	1.875%	5,000,000	3,303,906
02/15/2052	2.250%	3,000,000	2,178,281
05/15/2052	2.875%	18,500,000	15,508,203
Total U.S. Treasury Obligations (Cost $640,184,398)			576,521,266

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(j),(k)	84,234,168	84,192,051
Total Money Market Funds (Cost $84,193,706)		84,192,051
Total Investments in Securities (Cost: $2,522,245,384)		2,238,533,717
Other Assets & Liabilities, Net		(3,906,755)
Net Assets		2,234,626,962

At September 30, 2022, securities and/or cash totaling $18,134,493 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,590,238 CAD	7,354,054 USD	Goldman Sachs	12/15/2022	409,537	—

CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	68	12/2022	USD	8,595,625	—	(350,099)
U.S. Treasury 10-Year Note	334	12/2022	USD	37,428,875	—	(253,238)
U.S. Treasury 2-Year Note	628	12/2022	USD	128,985,313	—	(183,551)
U.S. Treasury 5-Year Note	244	12/2022	USD	26,231,906	—	(118,292)
U.S. Treasury Ultra 10-Year Note	890	12/2022	USD	105,451,094	—	(4,034,925)
U.S. Treasury Ultra Bond	119	12/2022	USD	16,303,000	—	(457,560)
Total					—	(5,397,665)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Goldman Sachs	12/20/2026	5.000	Quarterly	USD	45,936,000	2,420,851	—	—	2,420,851	—
Markit CDX North America High Yield Index, Series 38	Goldman Sachs	06/20/2027	5.000	Quarterly	USD	94,347,000	2,091,247	—	—	2,091,247	—
Total							4,512,098	—	—	4,512,098	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $618,395,006, which represents 27.67% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a forward commitment basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	48,600,720	1,283,472,247	(1,247,879,261)	(1,655)	84,192,051	(16,947)	576,263	84,234,168
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
16	CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2022 (Unaudited)
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Third Quarter Report 2022	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7028_12_A01_(11/22)